Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	6,366,106
Proposed Maximum Offering Price per Unit	0.2725
Maximum Aggregate Offering Price	$ 1,734,763.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 239.57
Offering Note	Pursuant to Rule 416(a) under the United States Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall cover any additional common shares, no par value per share (the "Common Shares"), of C21 Investments Inc. (the "Company") that become issuable under the C21 Investments Inc. Equity Incentive Plan (10% Rolling Security Based Compensation Plan) (the "Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Company's receipt of consideration which would increase the number of outstanding Common Shares. Represents Common Shares issuable under the Plans that are not subject to outstanding Stock Options (as defined below). The proposed maximum price per offering share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the OTCQX on March 17, 2026. The proposed maximum aggregate offering price is multiplied with the fee rate of 0.00013810 to estimate the amount of registration fee, pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	5,425,000
Proposed Maximum Offering Price per Unit	0.38669
Maximum Aggregate Offering Price	$ 2,097,793.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 289.71
Offering Note	Represents Common Shares issuable upon exercise of outstanding stock options ("Stock Options") as of the date of this Registration Statement under the Plan. The proposed maximum aggregate offering price per share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the weighted average exercise price of the outstanding Stock Options. The proposed maximum aggregate offering price is multiplied with the fee rate of 0.00013810 to estimate the amount of registration fee, pursuant to Rule 457(o) under the Securities Act.